BASIS OF PREPARATION (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of associates [abstract]
SCHEDULE OF RESULTS OF OPERATIONS
Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc.	Canada	100%
Draganfly Innovations USA, Inc.	US	100%
Dronelogics Systems Inc.	Canada	100%